Note 24 - Changes in Liabilities Arising From Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
[US$ thousands]	As of January 1, 2018	Impact of adopting IFRS 16 (1)	Cash flows	Foreign exchange movement	Other (1)	As of December 31, 2018
Interest-bearing loans and liabilities, non-current	3,767	-	-	-	(1,529)	2,238
Lease liabilities, non-current	265	-	-	-	(232)	33
Interest bearing loans and liabilities, current	-	-	(1,739)	-	1,935	196
Lease liabilities, current	2,073	-	(2,042)	-	1,771	1,802
Other loans	-	-	-	-	492	492
Total liabilities from financing activities	6,106	-	(3,781)	-	2,437	4,761

[US$ thousands]	As of January 1, 2019	Impact of adopting IFRS 16 (1)	Cash flows	Foreign exchange movement	Other (2)	As of December 31, 2019
Interest-bearing loans and liabilities, non-current	2,238		(1,509)	-	7	736
Lease liabilities, non-current	33	10,709	(1,693)	(33)	(1,638)	7,378
Interest bearing loans and liabilities, current	196		43,163	-	10	43,369
Lease liabilities, current	1,802	4,260	(1,062)	-	(375)	4,625
Other loans	492	(64)	-	-	439	867
Total liabilities from financing activities	4,761	14,905	38,899	(33)	(1,557)	56,975